Risks and Financial Instruments - Contractual undiscounted cash outflows (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	R$ 19,825,386	[1],[2]
Currency and interest rate hedging instruments	747,861	[3]
Trade payables	5,789,954
Leases payable	2,145,602
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	3,605,377	[1],[2]
Currency and interest rate hedging instruments	214,846	[3]
Trade payables	5,789,954
Leases payable	304,007
Between 1 and 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	5,081,235	[1],[2]
Currency and interest rate hedging instruments	272,208	[3]
Trade payables
Leases payable	505,547
Between 3 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	4,237,708	[1],[2]
Currency and interest rate hedging instruments	169,274	[3]
Trade payables
Leases payable	370,828
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	6,901,066	[1],[2]
Currency and interest rate hedging instruments	91,533	[3]
Trade payables
Leases payable	R$ 965,220

[1]	To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) DI of 11.74% to 2022 and 10.32% to 2023; (ii) exchange rate of the Real against the U.S. dollar of R$ 5.75 in 2022, R$ 5.45 in 2023, R$ 5.10 in 2024 and R$ 4.90 as from 2025; (iii) TJLP of 6.08%; (iv) IPCA of 5.11% in 2022, 3.32% in 2023, 3.1% in 2024 and 3.0% as from 2025. (source: B3, Bulletin Focus and financial institutions).
[2]	Includes estimated interest payments on short-term and long-term loans until the payment date.
[3]	The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x prefixed rate and DI x IPCA contracts quoted on B3 on December 31, 2021 and on the futures curve of LIBOR (ICE – Intercontinental Exchange) and commodities heating oil contracts quoted on New York Mercantile Exchange (“NYMEX”) on December 31, 2021. In the table above, only the hedging instruments with negative results at the time of settlement were considered.